TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 3,350	$ 1,200	$ 1,418
Deferred	(6,601)	497	343
Domestic (Israel)	(5,919)	1,697	968
Foreign	2,668	164	793
Taxes on income	$ (3,251)	$ 1,697	$ 1,761